Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the net carrying amount of goodwill by operating segment
The changes in the net carrying amount of goodwill for the years ended December 31, 2019 and 2018, respectively, are as follows (in millions):

Balance as of January 1, 2018	$8,358
Goodwill related to current year acquisitions	38
Goodwill related to disposals	(2)
Goodwill related to prior year acquisitions	4
Foreign currency translation	(227)
Balance as of December 31, 2018	$8,171
Goodwill related to current year acquisitions	34
Goodwill related to disposals	(11)
Goodwill related to prior year acquisitions	2
Foreign currency translation	(31)
Balance as of December 31, 2019	$8,165

Schedule of other intangible assets by asset class	Amortization basis and estimated useful lives by intangible asset type are generally as follows:

Intangible Asset Description	Amortization Basis	Estimated Useful Life
Tradenames	Straight-line	1 to 3 years
Customer-related and contract-based	In line with underlying cash flows	7 to 20 years
Technology and other	Straight-line	5 to 7 years

Other intangible assets by asset class are as follows (in millions):

	As of December 31
	2019			2018
	Gross Carrying Amount	Accumulated Amortization and Impairment	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization and Impairment	Net Carrying Amount
Customer-related and contract-based	$2,264	$1,600	$664	$2,240	$1,444	$796
Tradenames	1,029	956	73	1,027	740	287
Technology and other	380	334	46	391	325	66
Total	$3,673	$2,890	$783	$3,658	$2,509	$1,149

Schedule of estimated future amortization expense on intangible assets
The estimated future amortization for finite-lived intangible assets as of December 31, 2019 is as follows (in millions):

Estimated Future Amortization
For the years ended
2020	$223
2021	127
2022	86
2023	76
2024	59
Thereafter	212
Total	$783